Significant Transactions Schedule of Estimated Fair Value of the Consideration Transferred After Acquisition (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended
	Jul. 09, 2013	Jul. 08, 2013	Jul. 09, 2013 Clearwire Acquisition [Member]	Jul. 08, 2013 Clearwire Acquisition [Member]		Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Clearwire Acquisition [Member]	Jul. 09, 2013 Predecessor [Member] Clearwire Acquisition [Member]	Jul. 10, 2013 Predecessor [Member] Clearwire Acquisition [Member]	Jul. 08, 2013 Predecessor [Member] Clearwire Acquisition [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payments to Acquire Equity Method Investments			$ 3,681			$ 80	$ 308	$ 228	$ 331
Estimated value of acquirer's previously-held equity interests				3,251	[1]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	47		59 [2]
Business Combination, Consideration Transferred			6,991
Estimated value per share of acquirer's previously-held equity interests		$ 4.40
Percentage of estimated previously held equity interest per share, discounted		12.00%
Business Combination, Acquisition Related Costs						$ 1	$ 53	$ 19		$ 2	$ 19	$ 17	$ 7

[1]	(1)Equals the estimated fair value of Sprint Communications' previously-held equity interest in Clearwire valued at $4.40 per share, which represented an approximate 12% discount to Sprint Communications' acquisition price for shares not held by Sprint Communications prior to the Clearwire Acquisition Date. The difference between $4.40 and the per share merger consideration of $5.00 represents an estimate of a control premium, which would not generally be included in the valuation of Sprint Communications' non-controlling interest.
[2]	$47 million of the liability was paid in cash pursuant to the Clearwire Merger Agreement.